SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
Subsidiary	Location	Ownership	Principal activity
NorCrest Metals Inc.	Canada	100%	Holding company
Compañía Minera La Llamarada, S.A. de C.V.	Mexico	100%	Exploration and development
Tinto Roca Exploración, S.A. de C.V.	Mexico	100%	Service company
Altadore Energía, S.A. de C.V.	Mexico	100%	Service company
Babicanora Agrícola del Noroeste, S.A. de C.V.	Mexico	100%	Maintenance of surface rights
SilverCrest Metals de México, S.A. de C.V.	Mexico	100%	Exploration

Disclosure of detailed information about change in policy affected financial position, financial performance and cash flows of the Company [Table Text Block]

Consolidated statement of financial position - as at January 1, 2019

		Previously	Restated
		reported in C$	US$
Assets
Total current assets	C$	44,574	$32,673
Total non-current assets		10,440	7,653
Total assets	C$	55,014	$40,326

Liabilities
Total current liabilities	C$	1,463	$1,072

Shareholders' equity
Capital stock	C$	86,746	$63,587
Share-based payment reserve		6,196	4,769
Foreign currency translation reserve		—	1,184
Deficit		(39,391)	(30,286)
Total shareholders' equity	C$	53,551	$39,254

Total liabilities and shareholders' equity	C$	55,014	$40,326

Consolidated statement of financial position - as at December 31, 2019

		Previously	Restated
		reported in C$	US$
Assets
Total current assets	C$	113,183	$87,144
Total non-current assets		14,842	11,427
Total assets	C$	128,025	$98,571

Liabilities
Total current liabilities	C$	5,138	$3,955
Total non-current liabilities		357	275
Total liabilities	C$	5,495	$4,230

Shareholders' equity
Capital stock	C$	209,736	$156,277
Share-based payment reserve		11,369	8,668
Foreign currency translation reserve		—	4,286
Deficit		(98,575)	(74,890)
Total shareholders' equity	C$	122,530	$94,341

Total liabilities and shareholders' equity	C$	128,025	$98,571

Disclosure of detailed information about consolidated statement of loss and comprehensive loss [Table Text Block]

Consolidated statement of loss and comprehensive loss - year ended December 31, 2019

		Previously	Restated
		reported in C$	US$
Operating expenses
Depreciation	C$	(156)	$(118)
Exploration and evaluation expenditures		(50,512)	(38,068)
General and administrative expenses		(890)	(669)
Marketing		(914)	(689)
Professional fees		(413)	(311)
Remuneration		(2,106)	(1,587)
Share-based compensation		(3,775)	(2,845)
		(58,766)	(44,287)
Other income (expense)
Gain on disposal of mineral property		66	49
Foreign exchange loss		(1,369)	(1,031)
Interest expense		(58)	(44)
Interest income		1,008	759
Loss before income taxes		(59,119)	(44,554)

Income tax expense		(150)	(113)
Loss and comprehensive loss for the year	C$	(59,269)	$(44,667)
Basic and diluted comprehensive loss per share	C$	(0.67)	$(0.50)

Disclosure of detailed information about consolidated statement of cash flows [Table Text Block]

Consolidated statement of cash flows - year ended December 31, 2019

		Previously	Restated
		reported in C$	US$
Net cash used in operating activities	C$	(54,227)	$(41,774)
Net cash used in investing activities		(564)	(426)
Net cash used in financing activities		122,364	92,218
Effect of foreign exchange on cash and cash equivalents		(1,203)	2,709
Change in cash and cash equivalents, during the year		66,370	52,727
Cash and cash equivalents, beginning of the year		44,014	32,262
Cash and cash equivalents, end of the year	C$	110,384	$84,989

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Category	Estimated life
Computer equipment	3-4 years
Mining equipment	5-15 years
Vehicles	4 years
Buildings	Life-of-mine
Mine plant and equipment	Life-of-mine
Underground infrastructure	Life-of-mine